UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		      FORM 13F-HR
		                  FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: __06/30/06____

Check here if Amendment [X]; Amendment Number: ___1___
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets Corp._________________
Address: _425 Lexington Avenue, Third Floor________
         _New York, NY  10017______________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Jeffrey Thibeault_____________________
Title: ___Chief Compliance Officer______________
Phone: ___212-667-8352__________________________

Signature, Place, and Date of Signing:





____________________    ___NEW YORK, NY___     __07/17/06___
 [Signature]               [City, State]             [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _______0_______

Form 13F Information Table Entry Total: ___80___

Form 13F Information Table Value Total: $___172,275__
                                           (thousands)




List of Other Included Managers: NONE


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE JUN06
(COLUMN 1)               (COLUMN 2) (COLUMN 3)  (COLUMN 4) (COLUMN 5)           (COLUMN 6)        (COLUMN 7)      (COLUMN 8)

                                                                           INVESTMENT DISCRETION	      VOTING AUTHORITY
                             TITLE               FAIR MKT SHARES OR        _____________________ 	      ________________
                               OF                   VALUE PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO      (X$1000)    AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

SEAGATE TECHNOLOGY            SHS  G7945J104          919    40,600         40,600        0        0        40,600        0        0
XL CAP LTD                    CL A G98255105          661    10,800         10,800        0        0        10,800        0        0
ASM INTL N V                  COM  N07045102        1,658   106,335        106,335        0        0       106,335        0        0
ADAPTEC INC                   NOTE 00651FAG3          328   376,000        376,000        0        0       376,000        0        0
AFFYMETRIX INC                NOTE 00826TAF5          210   200,000        200,000        0        0       200,000        0        0
ALBANY INTL CORP              NOTE 012348AC2        2,148  2000,000       2000,000        0        0      2000,000        0        0
ALLIED WASTE INDS INC         SDCV 019589AD2        6,829  7368,000       7368,000        0        0      7368,000        0        0
ALLOY INC                     DBCV 019855AB1        4,140  4197,000       4197,000        0        0      4197,000        0        0
AMERICAN TOWER CORP           NOTE 029912AK8        3,177  1221,000       1221,000        0        0      1221,000        0        0
AMERICAN TOWER CORP           NOTE 029912AR3        4,905  3000,000       3000,000        0        0      3000,000        0        0
AMYLIN PHARMACEUTICALS INC    COM  032346108        1,264    26,468         26,468        0        0        26,468        0        0
ANDREW CORP                   NOTE 034425AB4        2,630  2685,000       2685,000        0        0      2685,000        0        0
ANIXTER INTL INC              NOTE 035290AG0          286   400,000        400,000        0        0       400,000        0        0
APOGENT TECHNOLOGIES INC      DBCV 03760AAK7          530   384,000        384,000        0        0       384,000        0        0
AVATAR HLDGS INC              NOTE 053494AF7        1,176  1000,000       1000,000        0        0      1000,000        0        0
CV THERAPEUTICS INC           NOTE 126667AD6        5,005  6100,000       6100,000        0        0      6100,000        0        0
CV THERAPEUTICS INC           COM  126667104          443    31,676         31,676        0        0        31,676        0        0
CEPHALON INC                  NOTE 156708AK5        4,523  4000,000       4000,000        0        0      4000,000        0        0
CIENA CORP                    NOTE 171779AA9          582   605,000        605,000        0        0       605,000        0        0
COEUR D ALENE MINES CORP IDA  NOTE 192108AQ1        3,313  3615,000       3615,000        0        0      3615,000        0        0
COHERENT INC                  COM  192479103        1,017    30,100         30,100        0        0        30,100        0        0
COMMSCOPE INC                 COM  203372107        1,950    62,100         62,100        0        0        62,100        0        0
CONSECO INC                   DBCV 208464BH9        3,196  3000,000       3000,000        0        0      3000,000        0        0
CREDENCE SYS CORP             NOTE 225302AF5        3,098  3500,000       3500,000        0        0      3500,000        0        0
CUBIST PHARMACEUTICALS INC    COM  229678107          768    30,500         30,500        0        0        30,500        0        0
CYTYC CORP                    NOTE 232946AB9        4,223  4105,000       4105,000        0        0      4105,000        0        0
DIGITAL RIV INC               NOTE 25388BAB0        3,316  2932,000       2932,000        0        0      2932,000        0        0
EDO CORP                      NOTE 281347AE4        1,949  1988,000       1988,000        0        0      1988,000        0        0
EMCORE CORP                   NOTE 290846AC8        6,449  4835,000       4835,000        0        0      4835,000        0        0
FEI CO                        NOTE 30241LAB5        2,472  2475,000       2475,000        0        0      2475,000        0        0
FEI CO                        NOTE 30241LAD1          374   380,000        380,000        0        0       380,000        0        0
FAIR ISAAC CORP               NOTE 303250AD6          313   309,000        309,000        0        0       309,000        0        0
FINISAR                       NOTE 31787AAC5        4,941  5000,000       5000,000        0        0      5000,000        0        0
FINISAR                       COM  31787A101          354   108,472        108,472        0        0       108,472        0        0
FREEPORT-MCMORAN COPPER & GO  NOTE 35671DAK1          227   125,000        125,000        0        0       125,000        0        0
GATEWAY INC                   NOTE 367626AB4        1,938  2500,000       2500,000        0        0      2500,000        0        0
HUMAN GENOME SCIENCES INC     NOTE 444903AM0          880  1000,000       1000,000        0        0      1000,000        0        0
HUTCHINSON TECHNOLOGY INC     COM  448407106          985    45,600         45,600        0        0        45,600        0        0
INCO LTD                      NOTE 453258AM7        3,590  2051,000       2051,000        0        0      2051,000        0        0
INTEGRA LIFESCIENCES HLDGS C  NOTE 457985AB5        4,819  3998,000       3998,000        0        0      3998,000        0        0
INTERMUNE INC                 COM  45884X103          365    22,200         22,200        0        0        22,200        0        0
INTERNATIONAL GAME TECHNOLOG  DBCV 459902AM4          237   294,000        294,000        0        0       294,000        0        0
INVITROGEN CORP               NOTE 46185RAD2        2,148  2181,000       2181,000        0        0      2181,000        0        0
INVITROGEN CORP               NOTE 46185RAJ9          355   324,000        324,000        0        0       324,000        0        0
INVITROGEN CORP               NOTE 46185RAM2        5,895  6185,000       6185,000        0        0      6185,000        0        0
JETBLUE AWYS CORP             DBCV 477143AC5        3,961  3989,000       3989,000        0        0      3989,000        0        0
KERZNER INTL LTD              NOTE 492520AB7       12,887  9444,000       9444,000        0        0      9444,000        0        0
KULICKE & SOFFA INDS INC      NOTE 501242AL5          328   390,000        390,000        0        0       390,000        0        0
LSI LOGIC CORP                NOTE 502161AJ1          708   701,000        701,000        0        0       701,000        0        0
L-3 COMMUNICATIONS CORP       DEBT 502413AW7        1,478  1500,000       1500,000        0        0      1500,000        0        0
LEVEL 3 COMMUNICATIONS INC    NOTE 52729NBK5        4,727  4850,000       4850,000        0        0      4850,000        0        0
           PAGE TOTAL              51             124,675
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE JUN06
(COLUMN 1)               (COLUMN 2) (COLUMN 3)  (COLUMN 4) (COLUMN 5)           (COLUMN 6)        (COLUMN 7)      (COLUMN 8)

                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                             TITLE               FAIR MKT SHARES OR        _____________________	      ________________
                               OF                   VALUE PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO      (X$1000)    AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

LINCARE HLDGS INC             DBCV 532791AB6          252   256,000        256,000        0        0       256,000        0        0
MANOR CARE INC NEW            NOTE 564055AK7          559   365,000        365,000        0        0       365,000        0        0
MCDATA CORP                   NOTE 580031AD4        2,583  3023,000       3023,000        0        0      3023,000        0        0
MEDAREX INC                   NOTE 583916AG6        4,631  4819,000       4819,000        0        0      4819,000        0        0
MILLENNIUM CHEMICALS INC      DBCV 599903AB7          340   190,000        190,000        0        0       190,000        0        0
OMNICARE CAP TR II            PFD  68214Q200        1,083    17,000         17,000        0        0        17,000        0        0
ON SEMICONDUCTOR CORP         NOTE 682189AB1        2,591  3073,000       3073,000        0        0      3073,000        0        0
ON SEMICONDUCTOR CORP         NOTE 682189AD7          227   220,000        220,000        0        0       220,000        0        0
OPENWAVE SYS INC              COM  683718308          479    41,700         41,700        0        0        41,700        0        0
PDL BIOPHARMA INC             COM  69329Y104        1,912   103,858        103,858        0        0       103,858        0        0
PSS WORLD MED INC             NOTE 69366AAB6          570   500,000        500,000        0        0       500,000        0        0
QUANTUM CORP                  NOTE 747906AE5        2,013  2208,000       2208,000        0        0      2208,000        0        0
RF MICRODEVICES INC           COM  749941100          256    43,000         43,000        0        0        43,000        0        0
REGENERON PHARMACEUTICALS     NOTE 75886FAB3        4,374  4500,000       4500,000        0        0      4500,000        0        0
ROPER INDS INC NEW            NOTE 776696AA4        1,735  2840,000       2840,000        0        0      2840,000        0        0
SCI SYS INC                   NOTE 783890AF3          787   806,000        806,000        0        0       806,000        0        0
SCIENTIFIC GAMES CORP         SDCV 80874PAD1        1,174   900,000        900,000        0        0       900,000        0        0
SIRIUS SATELLITE RADIO INC    COM  82966U103        2,326   492,800        492,800        0        0       492,800        0        0
SYBASE INC                    NOTE 871130AB6        2,889  2976,000       2976,000        0        0      2976,000        0        0
TRIQUINT SEMICONDUCTOR INC    NOTE 89674KAB9          685   697,000        697,000        0        0       697,000        0        0
TRIZETTO GROUP INC            NOTE 896882AB3        2,674  2608,000       2608,000        0        0      2608,000        0        0
VEECO INSTRS INC DEL          NOTE 922417AB6        4,824  4943,000       4943,000        0        0      4943,000        0        0
VERTEX PHARMACEUTICALS INC    NOTE 92532FAD2          231   238,000        238,000        0        0       238,000        0        0
VISHAY INTERTECHNOLOGY INC    COM  928298108          473    30,070         30,070        0        0        30,070        0        0
WMS INDS INC                  NOTE 929297AE9        2,296  1550,000       1550,000        0        0      1550,000        0        0
WATSON PHARMACEUTICALS INC    DBCV 942683AC7          768   880,000        880,000        0        0       880,000        0        0
WEBMD CORP                    NOTE 94769MAE5        1,935  2000,000       2000,000        0        0      2000,000        0        0
WEBMD CORP                    NOTE 94769MAG0          578   559,000        559,000        0        0       559,000        0        0
XM SATELLITE RADIO HLDGS INC  NOTE 983759AC5        2,355  3015,000       3015,000        0        0      3015,000        0        0
           PAGE TOTAL              29              47,600
          GRAND TOTAL              80             172,275
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